INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current:
eCoupon program virtual cash liability	8,564,159	3,611,012
Accrued expenses	6,798,900	4,909,726
Advertising and promotional fee		2,780,768
Total gross deferred tax assets, current	15,363,059	11,301,506
Less: valuation allowance	(20,694)	(38,837)
Net deferred tax assets, current	15,342,365	11,262,669
Deferred tax assets, non-current:
Operating loss carryforwards	3,432,589	2,396,878
Property and equipment	251,204	176,508
Advertising and promotional fee	27,936,088
Total gross deferred tax assets, non-current	31,619,881	2,573,386
Less: valuation allowance	(582,661)	(484,381)
Net deferred tax assets, non-current	31,037,220	2,089,005
Deferred tax liabilities, non-current:
Software capitalization	40,591	490,789
Total deferred tax liabilities, non-current (included in "other liabilities")	40,591	490,789